Preferred Units - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended
	Jan. 29, 2021	Aug. 13, 2020	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2020
Temporary Equity [Line Items]
Mandatory redemption period		1 year
Conversion price (in USD per unit)		$ 120
Series A preferred units
Temporary Equity [Line Items]
Dividends paid in kind (in units)			7,527	7,094
Accrued dividends payable			$ 917		$ 903
Series A preferred units | Subsequent Event
Temporary Equity [Line Items]
Dividends paid	$ 917
Dividends paid (in units)	7,639